Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Wag Labs, Inc.
Schedule of property plant and equipment estimated useful lives

Estimated useful life
Equipment	3 years
Leasehold improvements	Shorter of estimated useful life or lease term
Capitalized software	3 years

Estimated useful life
Automobiles	5 years
Equipment	3 years
Leasehold improvements	Shorter of estimated useful life or lease term
Capitalized software	3 years